Document and Entity Information	Dec. 01, 2020
Cover [Abstract]
Entity Registrant Name	LAMAR ADVERTISING CO/NEW
Entity Address, State or Province	LA
Amendment Flag	false
Entity Central Index Key	0001090425
Document Type	8-K
Document Period End Date	Dec. 01, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-36756
Entity Tax Identification Number	47-0961620
Entity Address, Address Line One	5321 Corporate Blvd
Entity Address, City or Town	Baton Rouge
Entity Address, Postal Zip Code	70808
City Area Code	(225)
Local Phone Number	926-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.001 par value
Trading Symbol	LAMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false